Santander Group - Banco International do Fuchal, etc. (Details) - EUR (€) € in Millions	Dec. 14, 2017	Dec. 21, 2015
BANIF - Banco International do Funchal, S.A.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and balances with central banks		€ 2,510
Loans and advances to credit institutions		424
Debt instruments		1,824
Loans and advances to customers		5,320
Other assets		(218)
Total assets		10,296
Deposits from central banks		2,110
Deposits from credit institutions		1,052
Customer deposits		4,430
Marketable debt securities		1,697
Other liabilities		574
Total liabilities		9,863
Net asset value		433
Consideration paid		150
Negative goodwill on the acquisition		€ 283
Retail and Private Banking Business of Deutsche Bank Polska SA
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Consideration paid	€ 305